UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   $744,183
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                   Name
--------------------                                   ----
(1)  28-10548                                          SLS Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE

       COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4     COLUMN 5            COLUMN 6       COLUMN 7      COLUMN 8

                                  TITLE                VALUE    SHRS OR  SH/ PUT/     INVESTMENT       OTHER    VOTING  AUTHORITY
NAME OF ISSUER                    OF CLASS  CUSIP      (X1000)  PRN AMT  PRN CALL     DISCRETION       MGRS

                                                                                     SOLE     SHARED          SOLE      SHARED  NONE
AGERE SYS INC                     COM       00845V308  40,292  2,698,733  SH       1,628,352 1,070,381  (1) 1,628,352 1,070,381
ALLIED WASTE INDS INC      COM PAR $.01 NEW 019589308  45,818  4,065,500  SH       2,357,000 1,708,500  (1) 2,357,000 1,708,500
AMERICAN STD CO INC DEL           COM       029712106  31,768    756,929  SH         499,349   257,580  (1)  499,349    257,580
ASHLAND INC NEW                   COM       044209104  38,714    607,000  SH         368,420   238,580  (1)  368,420    238,580
BALLY TECHNOLOGIES INC            COM       05874B107  13,106    744,645  SH         503,962   240,683  (1)  503,962    240,683
BURGER KING HLDGS INC             COM       121208201  36,502  2,287,097  SH       1,577,255   709,842  (1) 1,577,255   709,842
CAPITAL ONE FIN CORP              COM       14040H105  25,714    326,900  SH         211,700   115,200  (1)  211,700    115,200
CBS CORP NEW                      CL B      124857202  43,792  1,554,566  SH         987,599   566,967  (1)  987,599    566,967
FLEETWOOD ENTERPRISES INC         COM       339099103  51,669  7,677,485  SH       4,458,231 3,219,254  (1) 4,458,231 3,219,254
FREESCALE SEMICONDUCTOR INC       COM CL A  35687M107  21,601    567,698  SH         407,690   160,008  (1)  407,690    160,008
FREESCALE SEMICONDUCTOR INC       CL B      35687M206  14,068    370,108  SH         242,007   128,101  (1)  242,007    128,101
HANOVER INS GROUP INC             COM       410867105  28,285    633,769  SH         396,453   237,316  (1)  396,453    237,316
HOME DEPOT INC                    COM       437076102  33,318    918,600  SH         610,700   307,900  (1)  610,700    307,900
HOSPIRA INC                       COM       441060100  18,477    482,800  SH         312,499   170,301  (1)  312,499    170,301
LAKES ENTMNT INC                  COM       51206P109   8,152    843,849  SH         566,495   277,354  (1)  566,495    277,354
LAWSON SOFTWARE INC NEW           COM       52078P102   7,277  1,003,716  SH         665,907   337,809  (1)  665,907    337,809
LIMITED BRANDS INC                COM       532716107  31,333  1,182,812  SH         744,689   438,123  (1)  744,689    438,123
LOEWS CORP                        COM       540424108  56,460  1,489,711  SH         931,577   558,134  (1)  931,577    558,134
LOWES CORP                 CAROLNA GP STK   540424207  27,243    491,836  SH         308,688   183,148  (1)  308,688    183,148
OCCULOGIX INC                     COM       67461T107     990    476,132  SH         314,703   161,429  (1)  314,703    161,429
ORACLE CORP                       COM       68389X105  21,921  1,235,684  SH         819,741   415,943  (1)  819,741    415,943
READERS DIGEST ASSN INC           COM       755267101  26,666  2,057,560  SH       1,251,693   805,867  (1) 1,251,693   805,867
SCHWAB CHARLES CORP NEW           COM       808513105  28,165  1,572,572  SH       1,221,130   351,442  (1) 1,221,130   351,442
SEARS HLDGS CORP                  COM       812350106  47,377    299,683  SH         176,703   122,980  (1)  176,703    122,980
SOUTHERN UN CO NEW                COM       844030106  12,702    480,951  SH         318,315   162,636  (1)  318,315    162,636
SOVEREIGN BANCORP INC             COM       845905108   1,532     71,200  SH          47,174    24,026  (1)   47,174     24,026
WASTE MGMNT INC DEL               COM       94106L109  31,241    851,727  SH         520,805   330,922  (1)  520,805    330,922



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